Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Year	Dec. 31, 2017 CAD ($) Year
Statements Line Items
Weighted average fair value of options granted during the year | $	$ 1.96	$ 2.30
Risk-free interest rate	2.05%	0.85%
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	69.00%	73.00%
Expected option life in years | Year	3.79	3.86